Assets Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Extractive Industries [Abstract]
Opening asset under development balance	$ 658,247	$ 434,248
Additions	152,886	283,927
Transfer from vessels and equipment, net	0	77,172
Transfer from other non-current assets	0	16,213
Interest costs capitalized	20,323	34,296
Disposal of LNG Croatia	0	(187,609)
Closing asset under development balance	$ 831,456	$ 658,247